BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000	1,000
Common stock, shares issued (in shares)	1,000	1,000
Common stock, shares outstanding (in shares)	1,000	1,000
Avalanche Treasury Company, LLC
Common stock, shares issued (in shares)	27,368,672	27,368,672
Common stock, shares outstanding (in shares)	27,368,672	27,368,672